Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The computation of net income per share was as follows:

	2014	2013	2012
Numerator:
Net income attributable to common shareholders	$1,041,048	$948,427	$1,151,823
Denominator:
Basic - weighted-average common shares	149,099,448	149,218,257	151,222,033
Increase in weighted-average common shares from dilutive effect of stock-based awards	2,344,655	2,369,774	3,442,477
Diluted - weighted-average common shares, assuming exercise of stock-based awards	151,444,103	151,588,031	154,664,510
Basic earnings per share	$6.98	$6.36	$7.62
Diluted earnings per share	$6.87	$6.26	$7.45